INVESTMENTS - Measured at fair value (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Investments recognized at fair value
SHAREHOLDER AMOUNT	R$ 1,025,283
FAIR VALUE	R$ 1,878,609	R$ 2,093,279
AES TIET ENERGIA S/A
Investments recognized at fair value
PARTICIPATIONS	7.56%
SHAREHOLDER AMOUNT	R$ 35,872
FAIR VALUE	R$ 333,932	498,636
Companhia Energtica do Cear - COELCE
Investments recognized at fair value
PARTICIPATIONS	7.06%
SHAREHOLDER AMOUNT	R$ 63,019
FAIR VALUE	R$ 254,664	291,655
Energisa Holding
Investments recognized at fair value
PARTICIPATIONS	2.31%
SHAREHOLDER AMOUNT	R$ 389,337
FAIR VALUE	R$ 354,279	439,887
Companhia Energtica de So Paulo - CESP
Investments recognized at fair value
PARTICIPATIONS	2.05%
SHAREHOLDER AMOUNT	R$ 122,284
FAIR VALUE	R$ 224,090	238,437
Centrais Eletricas de Santa Catarina - CELESC
Investments recognized at fair value
PARTICIPATIONS	10.75%
SHAREHOLDER AMOUNT	R$ 266,636
FAIR VALUE	R$ 281,924	226,650
Companhia Paranaense de Energia - COPEL
Investments recognized at fair value
PARTICIPATIONS	0.56%
SHAREHOLDER AMOUNT	R$ 60,413
FAIR VALUE	R$ 92,459	107,154
Equatorial Energia Par
Investments recognized at fair value
PARTICIPATIONS	0.99%
SHAREHOLDER AMOUNT	R$ 16,075
FAIR VALUE	R$ 117,671	80,309
Neoenrgia Pernambuco
Investments recognized at fair value
PARTICIPATIONS	1.56%
SHAREHOLDER AMOUNT	R$ 10,365
FAIR VALUE	R$ 31,941	39,489
Energisa Mato Grosso - Distribuidora de Energia S.A.
Investments recognized at fair value
PARTICIPATIONS	0.18%
SHAREHOLDER AMOUNT	R$ 3,064
FAIR VALUE	R$ 32,400	11,960
Rio Parapanema Energia
Investments recognized at fair value
PARTICIPATIONS	0.47%
SHAREHOLDER AMOUNT	R$ 3,924
FAIR VALUE	R$ 14,615	19,322
Companhia Energetica de Brasilia - CEB
Investments recognized at fair value
PARTICIPATIONS	2.10%
SHAREHOLDER AMOUNT	R$ 11,861
FAIR VALUE	23,650	45,854
Others.
Investments recognized at fair value
SHAREHOLDER AMOUNT	42,433
FAIR VALUE	R$ 116,984	R$ 93,926
Others. | Minimum
Investments recognized at fair value
PARTICIPATIONS	0.06%
Others. | Maximum
Investments recognized at fair value
PARTICIPATIONS	0.31%